Risk Management Activities - Market Risk - Foreign Currency - Additional Information (Detail) $ in Millions	1 Months Ended					12 Months Ended				30 Months Ended
	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 AUD ($)
Disclosure Of Financial Risk Management [line items]
Forwards notional value for the period January 2019 to December 2019	$ 1,290,000,000					$ 1,200,000,000		$ 1,290,000,000
Average strike rate										836.45
Currency risk [member]
Disclosure Of Financial Risk Management [line items]
Exposure to risk relating to financial instruments						0
Average strike rate	71.5	70.75	71.82	73.3	75.17
Currency risk [member] | Forward contract [member]
Disclosure Of Financial Risk Management [line items]
Forwards notional value for the period January 2019 to December 2019	$ 50,000,000	$ 60,000,000	$ 100,000,000	$ 60,000,000	$ 96,000,000			50,000,000
Mark to Market value	$ 8,700,000					300,000		8,700,000			$ 0.4	$ 12.3
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss						$ (15,500,000)	$ (22.3)	$ 0	$ 0.0